Note 20 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 03, 2025	Dec. 31, 2024
Derivative Assets (Liabilities), at Fair Value, Net	$ 14,071		$ 13,258
Fair Value, Inputs, Level 2 [Member] | Vessel [Member]
Property, Plant, and Equipment, Fair Value Disclosure		$ 57,500
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward and FX Option, Zero Cost Collar [Member]
Derivative Assets (Liabilities), at Fair Value, Net	503		(1,369)
Fair Value, Inputs, Level 2 [Member] | Note 10.B [Member]
Debt Instrument, Fair Value Disclosure	174,769		528,232
Fair Value, Inputs, Level 2 [Member] | Note 10.A.2 [Member]
Debt Instrument, Fair Value Disclosure	91,174		99,260
Fair Value, Inputs, Level 2 [Member] | Four Leaseback Vessels [Member]
Debt Instrument, Fair Value Disclosure	$ 31,884		$ 74,510